Stockholders' Equity (Tables)	12 Months Ended
Jul. 31, 2018
Stockholders' equity
Schedule of Warrant Activity

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2016	7,056,426
Issued	1,724,235
Exercised	(347,451)
Expired/Cancelled	(129,374)
Outstanding at July 31, 2017	8,303,836
Issued	—
Exercised	(5,329,220)
Expired/Cancelled	(113,520)
Outstanding at July 31, 2018	2,861,096

Schedule of Warrants Outstanding

The following table summarizes information related to warrants outstanding at July 31, 2018:

Expiration	Exercise
Date	Price	Shares
08/29/19	$0.75	2,533,331
12/01/21	$1.25	58,824
12/01/21	$1.28	117,647
01/23/22	$1.25	117,647
01/23/22	$1.28	33,647
		2,861,096